FINANCE LEASE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
FINANCE LEASE PAYABLES
Schedule of future minimum lease payments under finance leases and their present values

			Present value of minimum
	Minimum lease payments		lease payments
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017

Amounts payable:
Within one year	2,371,917	2,253,720	2,115,644	2,008,716
In the second year	1,762,618	2,068,315	1,606,571	1,891,406
In the third to fifth years, inclusive	1,890,329	2,895,251	1,817,506	2,792,180
After five years	73,603	—	67,849	—

Total minimum finance lease payments	6,098,467	7,217,286	5,607,570	6,692,302

Future finance charges	(490,897)	(524,984)

Total net finance lease payables (note 19)	5,607,570	6,692,302

Portion classified as current liabilities (note 19)	(2,115,644)	(2,008,716)

Non-current portion	3,491,926	4,683,586